February 20, 2007

BALANCED PORTFOLIO
(A SERIES OF DREYFUS VARIABLE INVESTMENT FUND)

Supplement to Prospectus
dated May 1, 2006

On or about April 30, 2007, the Balanced Portfolio (the “Portfolio”) will be liquidated and its assets distributed to its shareholders, and Portfolio shareholder accounts will be closed. Accordingly, effective as of the close of business on February 23, 2007, the Portfolio will be closed to any investments for new accounts.

February 20, 2007
DISCIPLINED STOCK PORTFOLIO (A SERIES OF DREYFUS VARIABLE INVESTMENT FUND)
Supplement to Prospectus dated May 1, 2006

The Board of Trustees of Dreyfus Variable Investment Fund has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Disciplined Stock Portfolio (the “Portfolio”). The Plan provides for the liquidation of the Portfolio, the distribution of the assets of the Portfolio to its shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of the Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the Plan is approved, the Liquidation of the Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, the Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007
LIMITED TERM HIGH YIELD PORTFOLIO (A SERIES OF DREYFUS VARIABLE INVESTMENT FUND)
Supplement to Prospectus dated May 1, 2006

On or about April 30, 2007, the Limited Term High Yield Portfolio (the “Portfolio”) will be liquidated and its assets distributed to its shareholders, and Portfolio shareholder accounts will be closed. Accordingly, effective as of the close of business on February 23, 2007, the Portfolio will be closed to any investments for new accounts.

February 20, 2007
SMALL COMPANY STOCK PORTFOLIO (A SERIES OF DREYFUS VARIABLE INVESTMENT FUND)
Supplement to Prospectus dated May 1, 2006

The Board of Trustees of Dreyfus Variable Investment Fund has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Small Company Stock Portfolio (the “Portfolio”). The Plan provides for the liquidation of the Portfolio, the distribution of the assets of the Portfolio to its shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of the Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the Plan is approved, the Liquidation of the Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, the Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007

SPECIAL VALUE PORTFOLIO
(A SERIES OF DREYFUS VARIABLE INVESTMENT FUND)

Supplement to Prospectus
dated May 1, 2006

The Board of Trustees of Dreyfus Variable Investment Fund has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Special Value Portfolio (the “Portfolio”). The Plan provides for the liquidation of the Portfolio, the distribution of the assets of the Portfolio to its shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of the Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the Plan is approved, the Liquidation of the Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, the Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007

DISCIPLINED STOCK PORTFOLIO
SMALL COMPANY STOCK PORTFOLIO
SPECIAL VALUE PORTFOLIO
(EACH A SERIES OF DREYFUS VARIABLE INVESTMENT FUND)

Supplement to Prospectus
dated May 1, 2006

The Board of Trustees of Dreyfus Variable Investment Fund has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to each of the Disciplined Stock Portfolio, Small Company Stock Portfolio and Special Value Portfolio (each, a “Portfolio”). Each Plan provides for the liquidation of the respective Portfolio, the distribution of the assets of the Portfolio to its respective shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of each Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the respective Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the respective Plan is approved, the Liquidation of each Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, each Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of each Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007

BALANCED PORTFOLIO
LIMITED TERM HIGH YIELD PORTFOLIO
(EACH A SERIES OF DREYFUS VARIABLE INVESTMENT FUND)

Supplement to Prospectus
dated May 1, 2006

On or about April 30, 2007, each of the Balanced Portfolio and Limited Term High Yield Portfolio (each, a “Portfolio”) will be liquidated and its assets distributed to its respective shareholders, and Portfolio shareholder accounts will be closed.

Accordingly, effective as of the close of business on February 23, 2007, each Portfolio will be closed to any investments for new accounts.